SEGMENTAL INFORMATION - Assets, Non-Current Assets, Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 8,175	$ 8,013	[1]	$ 8,007	[1]
Capital expenditure	1,042	1,028		1,028
Gold income	4,480	4,388		3,903
Net impairment and derecognition of assets	227	319
Concentrate sales
Disclosure of operating segments [line items]
Gold income	267	0		0
Africa
Disclosure of operating segments [line items]
Net impairment and derecognition of assets		4
Australia
Disclosure of operating segments [line items]
Goodwill	105	105		111
Americas
Disclosure of operating segments [line items]
Goodwill	0	0		8
Net impairment and derecognition of assets		315
Projects
Disclosure of operating segments [line items]
Net impairment and derecognition of assets	25
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	58	58		56
Foreign entities
Disclosure of operating segments [line items]
Non-current assets	5,823	5,739		5,655
South Africa
Disclosure of operating segments [line items]
Non-current assets	47	40		65
DRC
Disclosure of operating segments [line items]
Non-current assets	919	1,054		1,598
Ghana
Disclosure of operating segments [line items]
Non-current assets	1,512	1,349		1,192
Tanzania
Disclosure of operating segments [line items]
Non-current assets	706	594		510
Australia
Disclosure of operating segments [line items]
Non-current assets	752	758		806
Brazil
Disclosure of operating segments [line items]
Non-current assets	510	648		796
United States
Disclosure of operating segments [line items]
Non-current assets	636	617
Americas
Disclosure of operating segments [line items]
Net impairment and derecognition of assets	207
Africa
Disclosure of operating segments [line items]
Net impairment and derecognition of assets	(5)
Operating segments
Disclosure of operating segments [line items]
Total assets	8,175	8,013		8,007
Capital expenditure	1,127	1,118		1,100
Gold income	5,148	4,984		4,562
Operating segments | Africa
Disclosure of operating segments [line items]
Total assets	4,414	4,035		4,231
Capital expenditure	710	576		506
Gold income	3,068	2,981		2,644
Operating segments | Africa | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Total assets	1,066	1,054		1,598
Capital expenditure	85	90		72
Gold income	668	596		659
Operating segments | Africa | Iduapriem
Disclosure of operating segments [line items]
Total assets	526	436		386
Capital expenditure	142	146		105
Gold income	522	443		361
Operating segments | Africa | Obuasi
Disclosure of operating segments [line items]
Total assets	1,288	1,219		1,036
Capital expenditure	214	159		168
Gold income	439	431		204
Operating segments | Africa | Siguiri
Disclosure of operating segments [line items]
Total assets	486	457		477
Capital expenditure	78	27		38
Gold income	505	591		545
Operating segments | Africa | Geita
Disclosure of operating segments [line items]
Total assets	1,042	864		729
Capital expenditure	191	154		123
Gold income	934	920		875
Operating segments | Africa | Administration and other
Disclosure of operating segments [line items]
Total assets	6	5		5
Operating segments | Australia
Disclosure of operating segments [line items]
Total assets	942	960		1,034
Capital expenditure	135	202		185
Gold income	1,081	967		890
Operating segments | Australia | Sunrise Dam
Disclosure of operating segments [line items]
Capital expenditure	47	50		62
Gold income	495	410		416
Operating segments | Australia | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Capital expenditure	87	152		122
Gold income	586	557		474
Operating segments | Australia | Administration and other
Disclosure of operating segments [line items]
Capital expenditure	1	0		1
Operating segments | Americas
Disclosure of operating segments [line items]
Total assets	1,254	1,395		1,573
Capital expenditure	254	322		346
Gold income	999	1,036		1,028
Operating segments | Americas | Cerro Vanguardia
Disclosure of operating segments [line items]
Total assets	524	514		491
Capital expenditure	75	66		69
Gold income	317	319		279
Operating segments | Americas | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Total assets	584	625		781
Capital expenditure	124	199		195
Gold income	515	557		600
Operating segments | Americas | Serra Grande
Disclosure of operating segments [line items]
Total assets	127	217		252
Capital expenditure	55	57		82
Gold income	167	160		149
Operating segments | Americas | Administration and other
Disclosure of operating segments [line items]
Total assets	19	39		49
Operating segments | Projects
Disclosure of operating segments [line items]
Total assets	833	872		313
Capital expenditure	27	17		52
Operating segments | Projects | Colombian projects
Disclosure of operating segments [line items]
Total assets	194	244		211
Capital expenditure	11	16		52
Operating segments | Projects | North American projects
Disclosure of operating segments [line items]
Total assets	639	628		102
Capital expenditure	16	1		0
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Total assets	732	751		856
Capital expenditure	1	1		11
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Capital expenditure	85	90		72
Gold income	$ 668	$ 596		$ 659

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.